Income Tax	12 Months Ended
Dec. 31, 2023
Income Tax [Abstract]
Income Tax
14.	Income Tax

During the years ended December 31, 2023 and 2022, there is $Nil and $Nil current and deferred income tax expense, respectively, reflected in the Statement of Operations and Comprehensive Loss.

The following are the components of income before income tax reflected in the Consolidated Statement of Operations and Comprehensive Loss for the years ended December 31, 2023 and 2022:

Component of Loss Before Income Tax

	December 31, 2023	December 31, 2022
Net loss before income tax	$(4,301,517)	$(1,800,268)
Effective tax rate	27.87%	27.87%
Expected recovery	(1,198,833)	(501,735)
Share-based compensation	135,947	47,906
Other non-deductible items	19,864	3,555
Foreign exchange	(2,168)	3,602
Tax rate differences	1,031	1,292
Change in valuation allowance	1,044,159	445,380
Tax expense (recovery)	-	-

Deferred income taxes arise from temporary differences between the tax and financial statement recognition of revenue and expense. In evaluating the ability to recover the deferred tax assets within the jurisdiction from which they arise, the Company considered all available positive and negative evidence, including scheduled reversals of deferred tax liabilities, projected future taxable income, tax planning strategies, and recent financial operations. In projecting future taxable income, the Company began with historical results adjusted for changes in accounting policies and incorporates assumptions including the amount of future pretax operating income, the reversal of temporary differences, and the implementation of feasible and prudent tax planning strategies. These assumptions require significant judgement about the forecasts of future taxable income and are consistent with the plans and estimates the Company is using to manage the underlying businesses. In evaluating objective evidence that historical results provide, the Company consider three years of cumulative operating income (loss).

During the year ended December 31, 2023, the Company had aggregate net operating losses for income tax purposes of $4,168,622 (2022 – $1,615,645) to offset future taxable income in the United States and Canada. As of December 31, 2023, the deferred tax asset related to these loss carry forwards amounted to approximately $1,710,000 (2022 - $662,000) and were fully reserved. Management believes that it is not yet more likely than not that these assets will be realized in the near future.